Commitments and Contingencies (Details) - Schedule of capital expenditure commitments	Dec. 31, 2020 USD ($)
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	$ 1,039,515	[1]
Operating lease commitments	342,151	[2]
Total	1,381,666
Less than 1 year [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	373,159	[1]
Operating lease commitments	285,304	[2]
Total	658,463
1-3 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	666,356	[1]
Operating lease commitments	56,847	[2]
Total	723,203
4-5 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments		[2]
Total
More than 5 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments		[2]
Total

[1]	The Company has commitments to pay certain service fees to Stander Information Company Limited, as its service provider to provide technical services for operating systems, that comprise a monthly fixed amount and certain other fees as specified in the agreement.
[2]	The Company has leased various low value items with various lease terms.